Distribution Date:	02/18/26	UBS Commercial Mortgage Trust 2018-C14
Determination Date:	02/11/26
Next Distribution Date:	03/17/26
Record Date:	01/30/26	Commercial Mortgage Pass-Through Certificates
Series 2018-C14

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		Nicholas Galeone		nicholas.galeone@ubs.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 8th Floor | New York, NY 10010 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		Niral Shah	(305) 485-2041	Niral.Shah@rialtocapital.com
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22-23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90278KAW1	3.378800%	22,465,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	90278KAX9	4.256900%	30,533,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	90278KAY7	4.391000%	41,722,000.00	22,973,049.82	938,446.08	84,062.21	18,445.64	0.00	1,040,953.93	22,034,603.74	38.09%	30.00%
A-3	90278KAZ4	4.180300%	194,737,000.00	140,978,147.44	19,669,534.79	491,109.13	281,843.42	0.00	20,442,487.34	121,308,612.65	38.09%	30.00%
A-4	90278KBA8	4.448000%	166,162,000.00	166,162,000.00	0.00	615,907.15	0.00	0.00	615,907.15	166,162,000.00	38.09%	30.00%
A-S	90278KBD2	4.749400%	59,393,000.00	59,393,000.00	0.00	235,067.60	0.00	0.00	235,067.60	59,393,000.00	26.21%	20.88%
B	90278KBE0	5.100900%	32,544,000.00	32,544,000.00	0.00	138,336.41	0.00	0.00	138,336.41	32,544,000.00	19.71%	15.88%
C	90278KBF7	5.216513%	28,477,000.00	28,477,000.00	0.00	123,792.21	0.00	0.00	123,792.21	28,477,000.00	14.01%	11.50%
D	90278KAJ0	3.000000%	17,899,000.00	17,899,000.00	0.00	44,747.50	0.00	0.00	44,747.50	17,899,000.00	10.43%	8.75%
E	90278KAL5	3.000000%	13,018,000.00	13,018,000.00	0.00	32,545.00	0.00	0.00	32,545.00	13,018,000.00	7.83%	6.75%
F	90278KAN1	4.049800%	16,272,000.00	16,272,000.00	0.00	54,915.29	0.00	0.00	54,915.29	16,272,000.00	4.57%	4.25%
G	90278KAQ4	4.049800%	6,509,000.00	6,509,000.00	0.00	21,966.79	0.00	0.00	21,966.79	6,509,000.00	3.27%	3.25%
NR*	90278KAS0	4.049800%	21,153,976.00	16,367,453.28	0.00	52,022.59	0.00	22,789.97	52,022.59	16,344,663.31	0.00%	0.00%
R	90278KAU5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			650,884,976.00	520,592,650.54	20,607,980.87	1,894,471.88	300,289.06	22,789.97	22,802,741.81	499,961,879.70

X-A	90278KBB6	0.886804%	455,619,000.00	330,113,197.26	0.00	243,954.80	345,463.01	0.00	589,417.81	309,505,216.39
X-B	90278KBC4	0.261646%	120,414,000.00	120,414,000.00	0.00	26,254.83	0.00	0.00	26,254.83	120,414,000.00
X-D	90278KAA9	2.216513%	30,917,000.00	30,917,000.00	0.00	57,106.62	0.00	0.00	57,106.62	30,917,000.00
X-F	90278KAC5	1.166713%	16,272,000.00	16,272,000.00	0.00	15,820.63	0.00	0.00	15,820.63	16,272,000.00
X-G	90278KAE1	1.166713%	6,509,000.00	6,509,000.00	0.00	6,328.45	0.00	0.00	6,328.45	6,509,000.00
X-NR	90278KAG6	1.166713%	21,153,976.00	16,367,453.28	0.00	15,913.44	0.00	0.00	15,913.44	16,344,663.31
Notional SubTotal			650,884,976.00	520,592,650.54	0.00	365,378.77	345,463.01	0.00	710,841.78	499,961,879.70

Deal Distribution Total					20,607,980.87	2,259,850.65	645,752.07	22,789.97	23,513,583.59

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90278KAW1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90278KAX9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	90278KAY7	550.62196970	22.49283543	2.01481736	0.00000000	0.00000000	0.44210824	0.00000000	24.94976104	528.12913427
A-3	90278KAZ4	723.94125123	101.00563730	2.52190970	0.00000000	0.00000000	1.44730288	0.00000000	104.97484987	622.93561393
A-4	90278KBA8	1,000.00000000	0.00000000	3.70666669	0.00000000	0.00000000	0.00000000	0.00000000	3.70666669	1,000.00000000
A-S	90278KBD2	1,000.00000000	0.00000000	3.95783341	0.00000000	0.00000000	0.00000000	0.00000000	3.95783341	1,000.00000000
B	90278KBE0	1,000.00000000	0.00000000	4.25075006	0.00000000	0.00000000	0.00000000	0.00000000	4.25075006	1,000.00000000
C	90278KBF7	1,000.00000000	0.00000000	4.34709450	0.00000000	0.00000000	0.00000000	0.00000000	4.34709450	1,000.00000000
D	90278KAJ0	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	90278KAL5	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	90278KAN1	1,000.00000000	0.00000000	3.37483346	0.00000000	0.00000000	0.00000000	0.00000000	3.37483346	1,000.00000000
G	90278KAQ4	1,000.00000000	0.00000000	3.37483331	0.00000000	0.00000000	0.00000000	0.00000000	3.37483331	1,000.00000000
NR	90278KAS0	773.72940576	0.00000000	2.45923461	0.15197332	20.32747366	0.00000000	1.07733742	2.45923461	772.65206834
R	90278KAU5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90278KBB6	724.53782055	0.00000000	0.53543597	0.00000000	0.00000000	0.75822784	0.00000000	1.29366381	679.30708858
X-B	90278KBC4	1,000.00000000	0.00000000	0.21803802	0.00000000	0.00000000	0.00000000	0.00000000	0.21803802	1,000.00000000
X-D	90278KAA9	1,000.00000000	0.00000000	1.84709448	0.00000000	0.00000000	0.00000000	0.00000000	1.84709448	1,000.00000000
X-F	90278KAC5	1,000.00000000	0.00000000	0.97226094	0.00000000	0.00000000	0.00000000	0.00000000	0.97226094	1,000.00000000
X-G	90278KAE1	1,000.00000000	0.00000000	0.97226148	0.00000000	0.00000000	0.00000000	0.00000000	0.97226148	1,000.00000000
X-NR	90278KAG6	773.72940576	0.00000000	0.75226709	0.00000000	0.00000000	0.00000000	0.00000000	0.75226709	772.65206834

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	01/01/26 - 01/30/26	30	0.00	84,062.22	0.00	84,062.22	0.00	0.00	0.00	84,062.21	0.00
A-3	01/01/26 - 01/30/26	30	0.00	491,109.12	0.00	491,109.12	0.00	0.00	0.00	491,109.13	0.00
A-4	01/01/26 - 01/30/26	30	0.00	615,907.15	0.00	615,907.15	0.00	0.00	0.00	615,907.15	0.00
X-A	01/01/26 - 01/30/26	30	0.00	243,954.80	0.00	243,954.80	0.00	0.00	0.00	243,954.80	0.00
X-B	01/01/26 - 01/30/26	30	0.00	26,254.83	0.00	26,254.83	0.00	0.00	0.00	26,254.83	0.00
A-S	01/01/26 - 01/30/26	30	0.00	235,067.60	0.00	235,067.60	0.00	0.00	0.00	235,067.60	0.00
B	01/01/26 - 01/30/26	30	0.00	138,336.41	0.00	138,336.41	0.00	0.00	0.00	138,336.41	0.00
C	01/01/26 - 01/30/26	30	0.00	123,792.21	0.00	123,792.21	0.00	0.00	0.00	123,792.21	0.00
X-D	01/01/26 - 01/30/26	30	0.00	57,106.62	0.00	57,106.62	0.00	0.00	0.00	57,106.62	0.00
X-F	01/01/26 - 01/30/26	30	0.00	15,820.63	0.00	15,820.63	0.00	0.00	0.00	15,820.63	0.00
X-G	01/01/26 - 01/30/26	30	0.00	6,328.45	0.00	6,328.45	0.00	0.00	0.00	6,328.45	0.00
X-NR	01/01/26 - 01/30/26	30	0.00	15,913.44	0.00	15,913.44	0.00	0.00	0.00	15,913.44	0.00
D	01/01/26 - 01/30/26	30	0.00	44,747.50	0.00	44,747.50	0.00	0.00	0.00	44,747.50	0.00
E	01/01/26 - 01/30/26	30	0.00	32,545.00	0.00	32,545.00	0.00	0.00	0.00	32,545.00	0.00
F	01/01/26 - 01/30/26	30	0.00	54,915.29	0.00	54,915.29	0.00	0.00	0.00	54,915.29	0.00
G	01/01/26 - 01/30/26	30	0.00	21,966.79	0.00	21,966.79	0.00	0.00	0.00	21,966.79	0.00
NR	01/01/26 - 01/30/26	30	425,356.54	55,237.43	0.00	55,237.43	3,214.84	0.00	0.00	52,022.59	430,006.89
Totals			425,356.54	2,263,065.49	0.00	2,263,065.49	3,214.84	0.00	0.00	2,259,850.65	430,006.89

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

	Additional Information
Total Available Distribution Amount (1)	23,513,583.59
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,346,625.62	Master Servicing Fee	1,924.81
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,841.51
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	224.14
ARD Interest	0.00	Operating Advisor Fee	963.82
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	170.35
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,346,625.62	Total Fees	8,124.63

Principal		Expenses/Reimbursements
Scheduled Principal	565,313.14	Reimbursement for Interest on Advances	(33.05)
Unscheduled Principal Collections		ASER Amount	(15,894.56)
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	17,200.17
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,942.28
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	20,065,457.70	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	22,789.97
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	20,630,770.84	Total Expenses/Reimbursements	26,004.81

		Interest Reserve Deposit	75,435.52

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	645,752.07	Interest Distribution	2,259,850.65
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	20,607,980.87
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	645,752.07
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	645,752.07	Total Payments to Certificateholders and Others	23,513,583.59
Total Funds Collected	23,623,148.53	Total Funds Distributed	23,623,148.55

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	520,592,650.54	520,592,650.54	Beginning Certificate Balance	520,592,650.54
(-) Scheduled Principal Collections	565,313.14	565,313.14	(-) Principal Distributions	20,607,980.87
(-) Unscheduled Principal Collections	20,065,457.70	20,065,457.70	(-) Realized Losses	22,789.97
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	22,789.97
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	499,961,879.70	499,961,879.70	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	520,671,942.70	520,671,942.70	Ending Certificate Balance	499,961,879.70
Ending Actual Collateral Balance	520,127,086.33	520,127,086.33

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	(22,789.97)	0.00	UC / (OC) Change	0.00
Current Period Advances	22,789.97	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	22,789.97	0.00	Net WAC Rate	5.22%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	11	98,742,143.30	19.75%	33	5.3788	NAP	Defeased	11	98,742,143.30	19.75%	33	5.3788	NAP
5,000,000 or less	7	24,358,135.59	4.87%	16	5.2000	2.819179	1.30 or less	8	81,050,087.46	16.21%	33	5.3586	0.235596
5,000,001 to 10,000,000	13	92,978,574.25	18.60%	32	5.3633	1.466971	1.31 to 1.40	4	32,261,398.64	6.45%	32	5.5565	1.353926
10,000,001 to 15,000,000	9	108,304,794.47	21.66%	25	5.3338	1.928212	1.41 to 1.50	3	44,745,010.36	8.95%	32	5.8408	1.445874
15,000,001 to 20,000,000	3	50,144,710.01	10.03%	32	5.2779	0.337946	1.51 to 1.60	2	26,394,105.03	5.28%	31	5.3078	1.566297
20,000,001 to 25,000,000	1	24,311,095.19	4.86%	32	5.9700	1.440000	1.61 to 1.70	2	11,009,249.64	2.20%	34	5.6447	1.635364
25,000,001 to 30,000,000	1	30,000,000.00	6.00%	30	4.2775	1.740000	1.71 to 1.80	4	54,421,343.17	10.89%	31	4.8328	1.738483
30,000,001 to 35,000,000	1	33,872,426.89	6.78%	33	5.2100	1.860000	1.81 to 1.90	4	53,547,263.29	10.71%	33	5.2754	1.846357
35,000,001 to 40,000,000	1	37,250,000.00	7.45%	32	4.7223	5.440000	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
40,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	2	18,303,999.08	3.66%	32	4.9303	2.068100
Totals	47	499,961,879.70	100.00%	30	5.2497	1.879271	2.26 to 2.50	1	10,886,164.54	2.18%	33	6.0221	2.310000
							2.51 or greater	6	68,601,115.19	13.72%	15	4.5928	4.962067
							Totals	47	499,961,879.70	100.00%	30	5.2497	1.879271
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	16	98,742,143.30	19.75%	33	5.3788	NAP
							Defeased	16	98,742,143.30	19.75%	33	5.3788	NAP
Alaska	1	12,293,014.24	2.46%	31	5.5015	1.340000
							Industrial	2	1,386,117.10	0.28%	34	4.8530	(0.790000)
California	3	30,911,789.31	6.18%	33	5.4112	0.768947
							Lodging	6	86,784,396.49	17.36%	32	5.7226	1.133630
Colorado	1	19,456,656.11	3.89%	(29)	3.8511	5.430000
							Mixed Use	3	29,933,761.19	5.99%	32	5.5535	1.053307
Delaware	1	30,000,000.00	6.00%	30	4.2775	1.740000
							Mobile Home Park	4	3,834,171.08	0.77%	33	5.7900	1.830000
Florida	4	59,565,419.75	11.91%	32	5.8662	1.347816
							Multi-Family	7	26,286,741.33	5.26%	32	5.6375	2.227047
Georgia	1	10,502,410.56	2.10%	32	5.6800	1.730000
							Office	10	79,580,081.55	15.92%	18	4.5469	3.646888
Indiana	1	7,014,684.34	1.40%	33	5.3165	1.810000
							Other	1	3,394,459.08	0.68%	33	5.8942	2.950000
Kentucky	1	1,482,325.76	0.30%	34	4.8530	(0.790000)
							Retail	14	166,276,632.09	33.26%	32	5.1156	1.707770
Louisiana	1	8,825,980.98	1.77%	31	5.2700	1.830000
							Self Storage	1	3,743,376.60	0.75%	32	5.6300	1.370000
Maryland	3	19,607,142.68	3.92%	31	5.1595	1.343649
							Totals	64	499,961,879.70	100.00%	30	5.2497	1.879271
Minnesota	4	37,250,000.00	7.45%	32	4.7223	5.440000

Missouri	3	16,612,774.50	3.32%	32	5.3031	1.331101

Montana	1	873,004.38	0.17%	34	4.8530	(0.790000)

Nebraska	1	33,872,426.89	6.78%	33	5.2100	1.860000

Nevada	1	5,371,119.92	1.07%	33	5.7650	1.620000

New Hampshire	1	9,441,861.80	1.89%	32	4.9400	2.010000

New York	7	25,025,666.45	5.01%	33	5.5222	0.956692

Pennsylvania	1	1,111,744.14	0.22%	34	4.8530	(0.790000)

South Carolina	3	32,175,699.86	6.44%	32	5.3059	1.660941

Texas	9	39,826,014.85	7.97%	33	5.4609	1.051589

Totals	64	499,961,879.70	100.00%	30	5.2497	1.879271

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	98,742,143.30	19.75%	33	5.3788	NAP	Defeased	11	98,742,143.30	19.75%	33	5.3788	NAP
	4.7500% or less	5	86,706,656.11	17.34%	18	4.3729	4.157578	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.7501% to 4.9500%	4	42,563,541.38	8.51%	33	4.8862	0.439095	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.9501% to 5.1500%	2	29,609,667.26	5.92%	30	4.9994	1.394315	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.1501% to 5.3500%	4	58,213,092.21	11.64%	33	5.2310	1.957478	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.3501% to 5.5500%	8	74,779,713.94	14.96%	33	5.4770	1.308502	49 months or greater	36	401,219,736.40	80.25%	29	5.2179	1.953289
	5.5501% to 5.7500%	3	19,862,054.53	3.97%	32	5.6593	1.568839	Totals	47	499,961,879.70	100.00%	30	5.2497	1.879271
	5.7501% to 5.9500%	6	31,276,803.15	6.26%	33	5.8250	1.345132
	5.9501% or greater	4	58,208,207.82	11.64%	32	6.0074	1.343485
	Totals	47	499,961,879.70	100.00%	30	5.2497	1.879271
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	98,742,143.30	19.75%	33	5.3788	NAP	Defeased	11	98,742,143.30	19.75%	33	5.3788	NAP
	88 months or less	36	401,219,736.40	80.25%	29	5.2179	1.953289	Interest Only	9	125,466,198.41	25.10%	22	4.5750	2.923374
	89 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	27	275,753,537.99	55.15%	32	5.5104	1.511907
	Totals	47	499,961,879.70	100.00%	30	5.2497	1.879271	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	47	499,961,879.70	100.00%	30	5.2497	1.879271
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	11	98,742,143.30	19.75%	33	5.3788	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	34	369,615,312.52	73.93%	29	5.1536	1.997179
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	2	31,604,423.88	6.32%	32	5.9700	1.440000
	Totals	47	499,961,879.70	100.00%	30	5.2497	1.879271
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
3	30315267	OF	St Paul	MN	Actual/360	4.722%	151,474.33	0.00	0.00	N/A	10/05/28	--	37,250,000.00	37,250,000.00	02/05/26
5	30315271	RT	Gretna	NE	Actual/360	5.210%	152,145.50	40,259.58	0.00	N/A	11/01/28	--	33,912,686.47	33,872,426.89	02/01/26
8	30315275	RT	Newark	DE	Actual/360	4.277%	110,502.08	0.00	0.00	N/A	08/01/28	--	30,000,000.00	30,000,000.00	02/01/26
11	30315277	LO	Greenville	SC	Actual/360	4.990%	67,394.23	43,567.21	0.00	N/A	08/06/28	--	15,684,221.51	15,640,654.30	02/06/26
12	30501710	LO	Jacksonville	FL	Actual/360	6.072%	82,381.17	37,276.74	0.00	N/A	11/06/28	--	15,754,896.14	15,717,619.40	01/06/26
13	30315278	RT	Silver Spring	MD	Actual/360	5.010%	60,352.07	20,262.87	0.00	N/A	08/06/28	--	13,989,275.83	13,969,012.96	11/06/25
14	30501491	LO	Juneau	AK	Actual/360	5.502%	58,388.06	31,895.97	0.00	N/A	09/06/28	--	12,324,910.21	12,293,014.24	02/06/26
15	30315279	RT	North Charleston	SC	Actual/360	5.530%	62,661.56	18,231.96	0.00	N/A	11/06/28	--	13,158,818.44	13,140,586.48	02/06/26
16	30315280	MU	Brewster	NY	Actual/360	5.410%	61,482.16	17,219.56	0.00	N/A	12/01/28	--	13,197,530.02	13,180,310.46	02/01/26
17	30501799	MF	Odessa	TX	Actual/360	6.022%	56,587.14	25,991.88	0.00	N/A	11/06/28	--	10,912,156.42	10,886,164.54	02/06/26
18	30501717	SS	Marietta	GA	Actual/360	5.342%	57,558.20	0.00	0.00	N/A	11/05/28	--	12,512,500.00	12,512,500.00	02/05/26
20	30315281	MU	Turlock	CA	Actual/360	5.770%	53,506.75	15,504.84	0.00	N/A	10/06/28	--	10,768,955.57	10,753,450.73	02/06/26
21	30315282	RT	Stockton	CA	Actual/360	5.550%	50,765.29	13,464.34	0.00	N/A	12/01/28	--	10,622,204.77	10,608,740.43	02/01/26
22	30315283	RT	Waycross	GA	Actual/360	5.680%	51,432.73	13,140.67	0.00	N/A	10/06/28	--	10,515,551.23	10,502,410.56	02/06/26
23	30315284	RT	West Lebanon	NH	Actual/360	4.940%	40,227.40	14,754.79	0.00	N/A	10/01/28	--	9,456,616.59	9,441,861.80	02/01/26
24	30501619	RT	Kansas City	MO	Actual/360	5.363%	41,767.39	14,156.82	0.00	N/A	09/06/28	--	9,043,697.55	9,029,540.73	02/06/26
26	30501788	RT	Tomball	TX	Actual/360	5.313%	40,626.61	14,981.51	0.00	N/A	11/06/28	--	8,880,807.25	8,865,825.74	02/06/26
27	30315286	RT	Metairie	LA	Actual/360	5.270%	40,121.87	15,222.44	0.00	N/A	09/06/28	--	8,841,203.42	8,825,980.98	02/06/26
28	30315287	RT	Seguin	TX	Actual/360	4.920%	37,609.69	15,052.67	0.00	N/A	09/01/28	--	8,877,189.95	8,862,137.28	02/01/26
29	30315288	MF	Jacksonville	FL	Actual/360	5.204%	38,086.73	0.00	0.00	N/A	10/06/28	--	8,500,000.00	8,500,000.00	02/06/26
30	30501278	OF	Various	GA	Actual/360	5.029%	33,401.76	9,687.34	0.00	N/A	07/06/28	--	7,712,633.24	7,702,945.90	02/06/26
31	30501789	RT	Indianapolis	IN	Actual/360	5.316%	32,164.04	10,951.52	0.00	N/A	11/06/28	--	7,025,635.86	7,014,684.34	02/06/26
32	30501661	MF	Kansas City	KS	Actual/360	5.307%	28,661.12	9,129.16	0.00	N/A	10/06/28	--	6,271,694.94	6,262,565.78	02/06/26
33	30501805	LO	College Station	TX	Actual/360	5.947%	30,323.25	8,903.24	0.00	N/A	11/06/28	--	5,921,320.67	5,912,417.43	02/06/26
34	30501738	LO	Fort Pierce	FL	Actual/360	5.896%	29,073.88	8,692.61	0.00	N/A	11/06/28	--	5,726,461.77	5,717,769.16	02/06/26
35	30315289	LO	Port Lavaca	TX	Actual/360	5.640%	27,320.08	9,005.96	0.00	N/A	10/06/28	--	5,625,273.33	5,616,267.37	02/06/26
36	30501337	MU	Brooklyn	NY	Actual/360	5.481%	28,317.47	0.00	0.00	N/A	08/06/28	--	6,000,000.00	6,000,000.00	02/06/26
37	30315290	RT	Henderson	NV	Actual/360	5.765%	26,705.41	8,366.16	0.00	N/A	11/01/28	--	5,379,486.08	5,371,119.92	02/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
38	30315291	RT	Various	MD	Actual/360	5.530%	26,877.81	6,163.21	0.00	N/A	12/01/28	--	5,644,292.93	5,638,129.72	02/01/26
39	30315292	MF	Independence	MO	Actual/360	5.440%	22,934.20	6,429.21	0.00	N/A	10/06/28	--	4,895,821.09	4,889,391.88	02/06/26
40	30315293	MH	Various	NY	Actual/360	5.790%	19,143.83	5,473.06	0.00	N/A	11/01/28	--	3,839,644.14	3,834,171.08	02/01/26
41	30315294	SS	Haines City	FL	Actual/360	5.630%	18,177.25	6,013.58	0.00	N/A	10/01/28	--	3,749,390.18	3,743,376.60	02/01/26
42	30501720	98	Santee	SC	Actual/360	5.894%	17,270.62	8,243.36	0.00	N/A	11/06/28	--	3,402,702.44	3,394,459.08	02/06/26
43	30315295	LO	Jacksonville	FL	Actual/360	5.600%	16,295.94	8,507.01	0.00	N/A	11/06/28	--	3,379,341.74	3,370,834.73	02/06/26
44	30315296	IN	King of Prussia	PA	Actual/360	5.370%	13,637.18	4,551.76	0.00	N/A	11/06/28	--	2,949,110.82	2,944,559.06	02/06/26
45	30315297	MF	City of Rome	NY	Actual/360	5.870%	10,180.27	2,826.53	0.00	N/A	11/06/28	--	2,014,011.44	2,011,184.91	02/06/26
10A1	30501706	RT	Various	Various	Actual/360	5.446%	86,807.64	26,073.48	0.00	N/A	11/06/28	--	18,510,626.22	18,484,552.74	02/06/26
1A2	30315265	Various Various		Various	Actual/360	4.853%	143,443.22	15,538,563.69	0.00	N/A	12/01/28	--	34,325,000.00	18,786,436.31	02/01/26
1A3	30315266				Actual/360	4.853%	41,789.72	4,526,894.01	0.00	N/A	12/01/28	--	10,000,000.00	5,473,105.99	02/01/26
4A1	30315268	OF	Lawrence	MA	Actual/360	5.357%	65,087.93	18,737.18	0.00	N/A	11/06/28	--	14,110,418.61	14,091,681.43	02/06/26
4A2	30315269				Actual/360	5.357%	65,087.93	18,737.18	0.00	N/A	11/06/28	--	14,110,418.61	14,091,681.43	02/06/26
4A5	30315270				Actual/360	5.357%	21,695.98	6,245.72	0.00	N/A	11/06/28	--	4,703,473.05	4,697,227.33	02/06/26
6A1	30501670	LO	Miami Beach	FL	Actual/360	5.970%	125,104.22	24,301.56	0.00	N/A	10/06/28	--	24,335,396.75	24,311,095.19	02/06/26
6A3	30501714				Actual/360	5.970%	37,531.27	7,290.46	0.00	N/A	10/06/28	--	7,300,619.15	7,293,328.69	02/06/26
7A2	30501450	OF	Denver	CO	Actual/360	3.851%	43,015.10	0.00	0.00	N/A	09/06/23	09/06/25	12,971,104.07	12,971,104.07	02/06/26
7A4	30501452				Actual/360	3.851%	10,753.77	0.00	0.00	N/A	09/06/23	09/06/25	3,242,776.02	3,242,776.02	02/06/26
7A5	30501453				Actual/360	3.851%	10,753.77	0.00	0.00	N/A	09/06/23	09/06/25	3,242,776.02	3,242,776.02	02/06/26
Totals							2,346,625.62	20,630,770.84	0.00				520,592,650.54	499,961,879.70
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
3	9,918,584.67	10,039,784.67	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	10,090,417.92	2,317,584.42	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	45,024,854.30	42,290,140.21	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,292,962.83	2,284,824.88	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,487,358.96	1,050,957.00	01/01/25	06/30/25	--	0.00	0.00	119,623.99	119,623.99	0.00	0.00
13	6,202,693.61	5,845,001.24	01/01/25	06/30/25	--	0.00	0.00	80,418.22	241,755.30	0.00	0.00
14	0.00	1,579,955.72	01/01/25	06/30/25	08/11/23	0.00	0.00	0.00	0.00	0.00	22,789.97
15	1,183,006.40	1,579,746.64	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	942,983.55	874,864.24	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,231,743.64	2,338,830.56	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,454,593.64	1,400,198.54	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,309,234.43	1,114,702.12	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,471,307.39	358,485.54	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,332,949.23	1,380,895.67	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	3,654,636.75	3,651,780.14	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	1,316,737.11	1,261,086.20	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,192,864.62	1,426,480.80	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,227,606.52	1,222,405.96	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	1,034,631.40	994,999.64	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	342,478.41	(154,743.59)	01/01/25	09/30/25	02/11/26	271,994.87	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	500,551.78	180,228.67	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
36	266,598.17	50,085.07	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	10,610.85	0.00
37	713,195.93	694,972.24	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
38	705,687.23	690,366.51	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	619,464.99	648,266.10	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
40	577,325.35	546,146.62	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
41	445,698.55	405,491.15	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,073,371.65	915,975.63	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	209,507.11	197,316.96	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
1A2	5,705,056.00	(2,798,068.00)	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A3	5,705,056.00	(2,798,068.00)	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4A5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A2	13,733,936.65	13,658,464.38	01/01/25	12/31/25	01/12/26	3,197,390.16	0.00	0.00	0.00	0.00	0.00
7A4	13,733,936.65	13,658,464.38	01/01/25	12/31/25	01/12/26	799,347.54	0.00	0.00	0.00	0.00	0.00
7A5	13,733,936.65	13,658,464.38	01/01/25	12/31/25	01/12/26	799,347.54	0.00	0.00	0.00	0.00	0.00
Totals	151,434,968.09	122,566,086.69				5,068,080.11	0.00	200,042.21	361,379.29	10,610.85	22,789.97

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
1A2	30315265	15,538,563.69	Curtailment w/ yield maintenance	0.00	500,066.32
1A3	30315266	4,526,894.01	Curtailment w/ yield maintenance	0.00	145,685.75
Totals		20,065,457.70		0.00	645,752.07
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/18/26	0	0.00	1	13,969,012.96	0	0.00	0	0.00	0	0.00	0	0.00	2	20,065,457.70	0	0.00	5.249677%	5.231830%	30
01/16/26	1	13,989,275.83	1	6,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.234637%	5.216513%	31
12/17/25	1	6,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.234902%	5.216780%	32
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	4,569,230.77	0	0.00	5.235192%	5.217073%	33
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.223448%	5.205346%	33
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	5,958,427.94	0	0.00	0	0.00	5.223746%	5.205646%	34
08/15/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.224013%	5.205915%	35
07/17/25	0	0.00	0	0.00	1	5,975,721.41	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.224278%	5.206181%	36
06/17/25	0	0.00	0	0.00	1	5,985,285.82	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.224570%	5.206475%	37
05/16/25	0	0.00	0	0.00	1	5,993,817.80	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.224831%	5.206738%	38
04/17/25	0	0.00	0	0.00	1	6,003,292.97	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.225119%	5.207028%	40
03/17/25	0	0.00	0	0.00	1	6,011,733.21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.225376%	5.207287%	41
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
12	30501710	01/06/26	0	B	119,623.99	119,623.99	0.00	15,754,896.14
13	30315278	11/06/25	2	2	80,418.22	241,755.30	0.00	14,031,485.15	10/27/25	98
Totals					200,042.21	361,379.29	0.00	29,786,381.29
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		19,456,656	19,456,656	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		480,505,224	466,536,211	13,969,013		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-26	499,961,880	485,992,867	0	13,969,013	0	0
Jan-26	520,592,651	481,146,719	33,445,932	6,000,000	0	0
Dec-25	521,155,309	515,155,309	6,000,000	0	0	0
Nov-25	521,770,434	521,770,434	0	0	0	0
Oct-25	526,896,791	526,896,791	0	0	0	0
Sep-25	527,506,587	503,480,700	0	0	24,025,887	0
Aug-25	528,058,232	528,058,232	0	0	0	0
Jul-25	528,607,286	522,631,565	0	0	5,975,721	0
Jun-25	529,209,306	523,224,021	0	0	5,985,286	0
May-25	529,752,954	523,759,137	0	0	5,993,818	0
Apr-25	530,349,767	524,346,474	0	0	6,003,293	0
Mar-25	530,888,059	524,876,326	0	0	6,011,733	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7A2	30501450	12,971,104.07	12,971,104.07	33,000,000.00	11/06/25	13,030,588.38	5.43000	12/31/25	09/06/23	I/O
7A4	30501452	3,242,776.02	3,242,776.02	33,000,000.00	11/06/25	13,030,588.38	5.43000	12/31/25	09/06/23	I/O
7A5	30501453	3,242,776.02	3,242,776.02	33,000,000.00	11/06/25	13,030,588.38	5.43000	12/31/25	09/06/23	I/O
13	30315278	13,969,012.96	14,031,485.15	95,900,000.00	06/21/18	5,427,691.24	1.22000	06/30/25	08/06/28	273
14	30501491	12,293,014.24	12,293,014.24	22,000,000.00	06/26/23	1,449,233.72	1.34000	06/30/25	09/06/28	210
33	30501805	5,912,417.43	5,912,417.43	6,600,000.00	03/03/25	(258,467.59)	(0.55000)	09/30/25	11/06/28	272
36	30501337	6,000,000.00	6,000,000.00	11,200,000.00	04/12/18	46,371.32	0.56000	03/31/25	08/06/28	I/O
Totals		57,631,100.74	57,693,572.93	234,700,000.00		45,756,593.83

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 28

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
7A2	30501450	OF	CO	09/08/25	1

2/3/2026: Loan transferred into MLS Special Servicing 9/8/2025 due to maturity default. The borrower informed the servicer that it is unable to repay the loan due to TIAA (43% of NRA) plans to vacate in phases beginning 8/31/26; its lease expires 1 2/2029. Additionally, HDR Engineering (9.4% of NRA) plans to vacate at lease exp 10/31/26. Collateral is a 36 story, 703,676 sf, Class A office building located in downtown Denver, CO along with an eight-story parking garage. The

UPB was partially paid do wn 11/2025 using excess cash. The borrower has requested an extension of the loan to provide time to negotiate a lease buy-out with TIAA. Midland will continue negotiations with the borrower to pay off the loan.

7A4	30501452	Various	Various	09/08/25	1

2/3/2026: Loan transferred into MLS Special Servicing 9/8/2025 due to maturity default. The borrower informed the servicer that it is unable to repay the loan due to TIAA (43% of NRA) plans to vacate in phases beginning 8/31/26; its lease expires 1 2/2029. Additionally, HDR Engineering (9.4% of NRA) plans to vacate at lease exp 10/31/26. Collateral is a 36 story, 703,676 sf, Class A office building located in downtown Denver, CO along with an eight-story parking garage. The

UPB was partially paid do wn 11/2025 using excess cash. The borrower has requested an extension of the loan to provide time to negotiate a lease buy-out with TIAA. Midland will continue negotiations with the borrower to pay off the loan.

7A5	30501453	Various	Various	09/08/25	1

2/3/2026: Loan transferred into MLS Special Servicing 9/8/2025 due to maturity default. The borrower informed the servicer that it is unable to repay the loan due to TIAA (43% of NRA) plans to vacate in phases beginning 8/31/26; its lease expires 1 2/2029. Additionally, HDR Engineering (9.4% of NRA) plans to vacate at lease exp 10/31/26. Collateral is a 36 story, 703,676 sf, Class A office building located in downtown Denver, CO along with an eight-story parking garage. The

UPB was partially paid do wn 11/2025 using excess cash. The borrower has requested an extension of the loan to provide time to negotiate a lease buy-out with TIAA. Midland will continue negotiations with the borrower to pay off the loan.

13	30315278	RT	MD	10/27/25	98

2/11/2026 - The Loan transferred to Special Servicing as of 10/28/2025 for imminent default. The collateral consists of a 347,758 SF, five-story vertical urban power center located on Colesville Road in Downtown Silver Spring, Maryland,

approximate ly 6.6 miles north of Washington, D.C. Borrower has relayed to the Lender that they do not plan to infuse equity to address outstanding payables. Borrower consented to a receiver, and the receiver order was signed in January. An

	updated appraisal is in r eview.

14	30501491	LO	AK	06/26/20	3

2/11/2026 - The Loan transferred due to Monetary Default as a result of the Covid-19 pandemic. Performance during the summer months of 2021 and 2022 improved significantly over 2020. Special Servicer initiated the foreclosure process and

Borrowe r filed Bankruptcy in May 2023. A Bankruptcy plan to reinstate the loan was filed by the Borrower and closed in Q4 2024. Special Servicer is monitoring performance, which is current through January, 2026.

33	30501805	LO	TX	05/09/24	98

2/11/2026 - The loan transferred to Special Servicing on 5/9/2024 due to monetary default. Special Servicer sent the Borrower a bring-current quote as requested by the Borrower. Loan has been brought current on debt service payments and

	has been re instated to performing status. Special Servicer is evaluating the performance of the property and next steps.

© 2021 Computershare. All rights reserved. Confidential.						Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
36	30501337	MU	NY	01/09/26	8
No comment provided for this loan.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7A2	30501450	0.00	3.85110%	0.00	3.85110%	8	06/14/24	06/14/24	06/27/24
7A4	30501452	0.00	3.85110%	0.00	3.85110%	8	06/14/24	06/14/24	06/27/24
7A5	30501453	0.00	3.85110%	0.00	3.85110%	8	06/14/24	06/14/24	06/27/24
13	30315278	15,000,000.00	5.01000%	15,000,000.00	5.01000%	8	06/01/20	06/05/20	06/08/20
14	30501491	0.00	5.50150%	0.00	5.50150%	8	09/09/24	11/04/24	11/19/24
19	30501759	0.00	5.73800%	0.00	5.73800%	10	03/22/22	03/22/22	06/06/22
33	30501805	0.00	5.94700%	0.00	5.94700%	8	07/16/25	07/16/25	08/18/25
42	30501720	0.00	5.89420%	0.00	5.89420%	8	12/23/23	12/23/23	01/11/24
Totals		15,000,000.00		15,000,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
9	30315276 01/18/23	20,172,224.32	26,480,000.00	20,691,529.36	2,198,864.56	20,631,027.59	18,432,163.03	1,740,061.29	0.00	34,908.35	1,705,152.94	8.11%
19	30501759 01/18/24	10,781,609.47	16,200,000.00	792,840.95	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
25	30315285 08/17/22	9,522,177.63	9,300,000.00	7,760,790.65	1,485,421.88	7,760,790.65	6,275,368.77	3,246,808.86	0.00	142,648.57	3,104,160.29	31.04%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		40,476,011.42	51,980,000.00	29,245,160.96	3,684,286.44	28,391,818.24	24,707,531.80	4,986,870.15	0.00	177,556.92	4,809,313.23

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
9	30315276	06/16/23	0.00	0.00	1,705,152.94	0.00	0.00	(34,908.35)	0.00	0.00	1,705,152.94
		01/18/23	0.00	0.00	1,740,061.29	0.00	0.00	1,740,061.29	0.00	0.00
19	30501759	01/25/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	30315285	07/17/23	0.00	0.00	3,104,160.29	0.00	0.00	(1,343.50)	0.00	0.00	3,104,160.29
		06/16/23	0.00	0.00	3,104,160.29	0.00	0.00	(141,305.07)	0.00	0.00
		08/17/22	0.00	0.00	3,246,808.86	0.00	0.00	3,246,808.86	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	4,809,313.23	0.00	0.00	4,809,313.23	0.00	0.00	4,809,313.23

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6A1	0.00	0.00	0.00	0.00	1,494.06	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6A3	0.00	0.00	0.00	0.00	448.22	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7A2	0.00	0.00	2,792.39	0.00	0.00	(10,596.38)	0.00	0.00	0.00	0.00	0.00	0.00
7A4	0.00	0.00	698.10	0.00	0.00	(2,649.09)	0.00	0.00	0.00	0.00	0.00	0.00
7A5	0.00	0.00	698.10	0.00	0.00	(2,649.09)	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(30.77)	0.00	0.00	0.00
13	0.00	0.00	3,011.58	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(6.69)	0.00	0.00	0.00
17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	4.41	0.00	0.00	0.00
33	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	17,200.17	0.00	1,942.28	(15,894.56)	0.00	0.00	(33.05)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		3,214.84

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Supplemental Notes
None

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